SEGMENT REPORTING - Additional Information (Details) - ARS ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Annual sales		$ 55,563,641,000	$ 62,866,755,000	$ 57,385,656,000
Small companies, individuals and companies | Maximum
Disclosure of operating segments [line items]
Annual sales	$ 100,000
Small and Medium Size Companies | Minimum
Disclosure of operating segments [line items]
Annual sales	100,000
Small and Medium Size Companies | Maximum
Disclosure of operating segments [line items]
Annual sales	700,000
Megras | Minimum
Disclosure of operating segments [line items]
Annual sales	700,000
Megras | Maximum
Disclosure of operating segments [line items]
Annual sales	2,500,000
Grandes companies
Disclosure of operating segments [line items]
Annual sales	$ 2,500,000